Consolidated statement of changes in equity (Parenthetical) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Statement of changes in equity [abstract]
Increase (decrease) through net exchange differences, goodwill	kr (77)		kr 5,070	kr 2,646
Realized gain or losses net	kr 59	[1]	kr (85)	kr 46
Dividends paid per share	kr 2.7		kr 2.5	kr 2

[1]	Changes in translation reserves include changes regarding translation of goodwill in local currency of SEK –77 million (SEK 5,070 million in 2022 and SEK 2,646 million in 2021), and realized gains/losses net from divested/liquidated companies, SEK 59 million (SEK –85 million in 2022 and SEK 46 million in 2021).